Financial Risk Management - Summary of Reconciliation of Level 3 Fair Value Items Investment in Shares and Participations (Detail) kr in Millions	12 Months Ended
Dec. 31, 2021 SEK (kr)
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	kr 271,530
Closing balance	305,614
Level 3 [member] | Investment in shares and participations
Reconciliation of changes in fair value measurement, assets [abstract]
Opening balance	1,519
Additions	184
Disposals	(229)
Gain or losses	255
Transfers to level 1	(55)
Closing balance	kr 1,674